SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 8 - SUBSEQUENT EVENT

On August 12, 2019, the Company completed an underwritten follow-on public offering, in which it issued 1,437,500 ordinary shares, including the full exercise by the underwriters of their option to purchase 187,500 additional ordinary shares, at a public offering price of $8.00 per ordinary share. The net proceeds received from the offering were $10.81 million after deducting underwriting discounts and commissions and without deducting other offering expenses.